WARRANTS (Details Narrative) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Derivative liabilities	$ 164,834	$ 1,617,774
Convertible Promissory Note [Member]
Derivative liabilities		$ 2,123,969